Leases (Tables)	12 Months Ended
Mar. 31, 2013
Assets and Related Accumulated Amortization under Capital Leases

At March 31, 2012 and 2013, the amounts of assets and related accumulated amortization included in property and equipment on the consolidated balance sheet reported under capital leases and financing obligations were as follows:

	Millions of Yen
	2012	2013
Building and structures	¥21,476	¥21,479
Tools, furniture and fixtures	4,584	4,082
Accumulated amortization	(14,224)	(18,130)

Net leased property	¥11,836	¥7,431

Schedule of Future Minimum Lease Payments for Capital and Noncancelable Operating Leases

Future minimum lease payments under capital leases and financing obligations and noncancelable operating leases as of March 31, 2013 are as follows:

	Millions of Yen
	Capital Leases and Financing Obligations	Operating Leases
Year ending March 31,
2014	¥3,176	¥9,857
2015	3,073	9,684
2016	2,892	9,601
2017	2,675	9,423
2018	2,468	8,446
2019 and thereafter	17,493	38,240

Total minimum lease payments	¥31,777	¥85,251

Less: amount representing interest	(7,023)

Present value of net minimum lease payments	24,754
Less: current portion	(2,166)

Non-current portion	¥22,588